Schedule of Investment Gains (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 29, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Marketable Securities, Realized Gain (Loss)		$ 394			$ 0	$ 636	$ 0
Available-for-sale Securities, Gross Realized Gains	1		291			799	4,147
Realized Investment Gains (Losses)	$ 395		$ 291	$ 488	$ 319	$ 1,435	$ 4,147